Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition of ESS Metron [Member]
Acquisitions (Tables) [Line Items]
Schedule of Assets and Liabilities Acquired

Cash and cash equivalents	$549
Accounts receivable	9,879
Prepaid and other current assets	636
Inventory and work-in-progress	1,175
Costs and estimated earnings in excess of billings	13,205
Property and equipment	4,501
Intangible assets	14,000
Right of use asset	6,714
Accounts payable	(9,235)
Accrued expenses	(1,239)
Billings in excess of costs and estimated earnings	(5,883)
Operating lease liabilities	(6,714)
Warranty liability	(116)
Total identifiable assets and liabilities acquired	27,472
Goodwill	29,379
Total purchase consideration	$56,851

Whinstone
Acquisitions (Tables) [Line Items]
Schedule of Assets and Liabilities Acquired

Cash and cash equivalents	$10,400
Accounts receivable	1,072
Prepaid expenses and other current assets	2,176
Property and equipment	91,707
Derivative asset	13,967
Right of use asset	6,547
Security deposits	1,775
Future power credits	82,953
Accounts payable	(12,853)
Accrued expenses	(504)
Deferred revenue and customer deposits	(34,856)
Operating lease liabilities	(8,184)
Total identifiable assets and liabilities acquired	154,200
Goodwill	306,184
Total purchase consideration	$460,384